OTHER PAYABLES AND ACCRUALS	9 Months Ended
Sep. 30, 2017
OTHER PAYABLES AND ACCRUALS [Abstract]
OTHER PAYABLES AND ACCRUALS
20. OTHER PAYABLES AND ACCRUALS

Other payables and accruals consisted of the following:

	2016	2017
	December 31	September 30
	RMB	RMB

Payables for purchases of property, plant and equipment	410,243,197	645,400,061
Freight payables	208,186,310	360,346,845
Sale-lease back payable	59,553,667	243,819,837
Value-added tax and other tax payable	84,469,920	74,935,787
Accrued warranty cost	64,045,946	74,255,307
Payables for project assets	83,369	46,535,853
Accrued utilities, rentals and interests	36,748,524	33,312,161
Contracted labor fee	25,873,505	23,139,204
Commission payable	1,125,092	17,687,619
Countervailing and anti-dumping duties	15,033,545	11,147,881
Accrued professional service fees	11,378,367	9,911,942
Government grants related to assets	21,436,902	7,542,960
Public offering issuance cost	2,328,174	2,328,174
Insurance premium payables	735,408	829,890
Others	78,178,445	28,065,480
Total	1,019,420,371	1,579,259,001